Cover	Nov. 12, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity File Number	001-39331
Entity Registrant Name	TREBIA ACQUISITION CORP.
Entity Central Index Key	0001805833
Entity Tax Identification Number	98-1531250
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	41 Madison Avenue
Entity Address, Address Line Two	Suite 2020
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	450-9187
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share, and one-third of one Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, and one-third of one Redeemable Warrant
Trading Symbol	TREB.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common ordinary shares, par value $0.0001 per share
Trading Symbol	TREB
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TREB WS
Security Exchange Name	NYSE